Mining hardware prepayments (Details)		12 Months Ended
	Feb. 08, 2023 USD ($)	Jun. 30, 2023 USD ($)	Feb. 03, 2023 USD ($)	Jun. 30, 2022 USD ($)
Non-current assets [abstract]
Mining hardware prepayments		$ 68,000		$ 158,184,000
Mining Hardware [Member] | Third Purchase Agreement with Bitmain [Member]
Mining Hardware Prepayments [Abstract]
Contracted EH under agreement	10	10
Concurrent sale of operating capacity hash rate	2.3
Additional hash rate purchased by utilizing prepayments in Feb 2023	6.7
Purchase of operating capacity hash rate	4.4
Additional payment made for miners acquired	$ 0
Mining hardware impairment		$ 12,961,000
Mining hardware prepayments impairment		11,301,000
Mining Hardware [Member] | IE CA 3 Holdings Ltd. [Member]
Mining Hardware Prepayments [Abstract]
Mining hardware remaining prepayment amount		$ 1,660,000
Derecognition of mining hardware			$ 2,381,000